Shareholder Report, Average Annual Return (Details) 195293_Miller Income Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	12.17%	12.23%	7.68%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	13.17%	12.23%	7.68%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
ICE BofA High Yield Master II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield Master II
Average Annual Return, Percent	7.31%	5.59%	6.10%